UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5754

MFS HIGH INCOME MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® High Income Municipal Trust

QUARTERLY REPORT

August 31, 2011

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 158.7%
Airport Revenue – 5.2%
Denver, CO, City & County Airport, “B”, ETM, 6.125%, 2025 (c)	$2,840,000	$2,847,696
Denver, CO, City & County Airport, “C”, ETM, 6.125%, 2025 (c)	2,280,000	2,966,485
Houston, TX, Airport System Rev., “B”, 5%, 2026	210,000	223,566
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	315,000	322,125
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	360,000	365,815
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	960,000	951,235

		$7,676,922

General Obligations - General Purpose – 1.2%
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 2030	$1,000,000	$1,084,140
Luzerne County, PA, AGM, 6.75%, 2023	570,000	652,490
New York, NY, “H”, 6%, 2017	5,000	5,020

		$1,741,650

General Obligations - Improvement – 0.1%
Guam Government, “A”, 7%, 2039	$110,000	$112,736

General Obligations - Schools – 1.7%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$350,000	$116,596
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	355,000	109,429
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	715,000	205,255
Irving, TX, Independent School District, Capital Appreciation, “A”, PSF, 0%, 2018	1,000,000	872,420
Los Angeles, CA, Unified School District, “D”, 5%, 2034	210,000	217,543
Placer, CA, Unified School District, Capital Appreciation, “A”, FGIC, 0%, 2019	600,000	431,676
San Jacinto, TX, Community College District, 5.125%, 2038	550,000	574,651

		$2,527,570

Healthcare Revenue - Hospitals – 36.8%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$560,000	$584,422
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	565,000	480,058
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	835,000	708,898
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	220,000	222,682
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 2040	750,000	680,468
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	165,000	155,240
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	125,000	127,430
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	1,000,000	947,110
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	835,000	902,760
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041	1,545,000	1,575,653
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	375,000	299,726
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	75,000	72,612
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	835,000	957,144
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	1,000,000	1,164,130

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.75%, 2035	$250,000	$254,583
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), 5%, 2038	750,000	529,080
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	235,000	261,919
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)	1,750,000	2,337,773
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	510,000	417,522
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	620,000	694,363
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	615,000	634,865
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 2041	145,000	147,759
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	2,255,000	2,111,311
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	1,220,000	1,149,948
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	575,000	584,465
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	1,455,000	1,434,164
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	535,000	513,975
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	375,000	409,245
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	125,000	134,473
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	735,000	753,441
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 2029	565,000	549,745
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,125,000	1,052,021
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2037	1,685,000	1,700,401
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	420,000	404,132
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	80,000	72,102
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	75,000	64,482
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	945,000	1,051,511
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 2032	555,000	618,170
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	500,000	488,765
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	605,000	490,050
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	155,000	142,412
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	800,000	716,912
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	745,000	744,203
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	350,000	369,954

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	$50,000	$50,219
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	800,000	675,960
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 2031	1,130,000	1,172,669
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	700,000	662,200
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	315,000	300,497
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	245,000	267,912
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	150,000	161,624
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	195,000	160,772
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	115,000	96,564
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	305,000	240,011
North Carolina Medical Care Commission (Stanly Health Services, Inc.), 6.375%, 2029	1,915,000	1,956,747
North Carolina Medical Care Commission Health Care Facilities Rev. (Novant Health), “A”, 4.75%, 2043	1,150,000	998,074
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,405,000	1,535,398
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	200,000	213,128
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,125,000	1,136,081
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	1,505,000	1,342,776
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	840,000	945,529
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	660,000	767,006
Salida, CO, Hospital District Rev., 5.25%, 2036	944,000	819,845
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	120,000	118,253
South Carolina Jobs & Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2023	1,370,000	1,382,933
South Lake County, FL, Hospital District Rev. (South Lake Hospital), 6.375%, 2034	500,000	501,935
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	175,000	175,306
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	100,000	100,114
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	225,000	225,000
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	1,000,000	844,320
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), RADIAN, 5%, 2017	345,000	351,721
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	225,000	200,367
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (d)	475,000	40,375
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center), “A”, 5.75%, 2029	2,000,000	2,000,280
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	290,000	248,321
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	235,000	198,829
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 2039	560,000	598,965
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	525,000	535,700

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.75%, 2029	$1,000,000	$968,690
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 2031	920,000	931,610
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 2041	605,000	627,833
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	865,000	741,539
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	500,000	473,475

		$54,480,657

Healthcare Revenue - Long Term Care – 19.7%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 5.9%, 2025	$1,000,000	$818,460
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	500,000	426,465
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	1,000,000	974,610
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	120,000	106,853
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	155,000	123,980
Capital Projects Finance Authority, FL, (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	740,000	796,514
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	1,480,000	1,304,679
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	530,000	433,678
Colorado Health Facilities Authority Rev. (American Housing Foundation, Inc.), 8.5%, 2011 (c)	440,000	447,858
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	1,400,000	1,158,640
Columbus, GA, Housing Authority Rev. (Calvary Community, Inc.), 7%, 2019	370,000	338,269
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	890,000	905,904
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	750,000	665,423
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	105,000	118,033
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	180,000	200,462
Houston, TX, Health Facilities Development Corp. (Buckingham Senior Living Community), “A”, 7.125%, 2014 (c)	500,000	583,885
Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), “A”, 5.25%, 2033	250,000	182,503
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	1,050,000	1,059,807
Illinois Finance Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	1,100,000	995,478
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,250,000	1,080,313
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	725,000	683,059
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	150,000	135,747
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	415,000	407,858
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,264,326
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	565,000	327,796

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	$690,000	$692,795
Marion, IA, Health Care Facilities Rev., First Mortgage (AHF/Kentucky-Iowa, Inc.), 8%, 2029	514,000	516,128
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	895,000	826,157
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	1,145,000	1,011,768
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	240,000	139,200
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	60,000	33,600
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	245,000	245,044
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	100,000	101,131
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	100,000	102,134
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	150,000	152,966
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board, First Mortgage, 8.5%, 2029	1,092,000	1,071,459
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	250,000	218,483
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	750,000	630,675
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	205,000	192,805
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	830,000	711,177
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	50,000	43,975
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	140,000	124,972
Roseville, MN, Elder Care Facilities (Care Institute, Inc.), 7.75%, 2023	1,740,000	1,361,567
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	450,000	421,727
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027 (a)	365,000	183,632
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042 (a)	335,000	165,775
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	300,000	232,827
St. John’s County, FL, Industrial Development Authority Rev. (Glenmoor Project), “A”, 5.25%, 2026	500,000	405,235
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	780,000	779,945
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	65,000	65,304
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 5.125%, 2037	240,000	204,852
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	525,000	524,580
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	980,000	997,268
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	110,000	112,973
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	165,000	166,688

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Washington County, PA, Industrial Development Authority Rev., First Mortgage (AHF/Central Project), 8.5%, 2029	$1,159,000	$1,137,199

		$29,114,641

Healthcare Revenue - Other – 0.5%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$700,000	$774,431

Industrial Revenue - Airlines – 3.7%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$255,000	$293,663
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	190,000	203,747
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	470,000	415,616
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 6.75%, 2029	500,000	488,805
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 7%, 2029	250,000	250,025
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	1,695,000	1,577,350
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033	750,000	780,885
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	475,000	483,731
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	1,005,000	1,002,869

		$5,496,691

Industrial Revenue - Chemicals – 1.6%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$600,000	$562,056
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	825,000	912,524
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	840,000	821,318

		$2,295,898

Industrial Revenue - Environmental Services – 1.1%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$270,000	$291,541
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	845,000	858,528
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	500,000	508,545

		$1,658,614

Industrial Revenue - Other – 4.3%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$410,000	$347,803
California Statewide Communities, Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (d)	66,932	3,661
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	500,000	496,785
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	595,000	505,072
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	250,000	279,605
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	2,050,000	2,011,460
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,500,000	1,309,050
Virgin Islands Government Refinery Facilities Rev. (Hovensa Coker Project), 6.5%, 2021	375,000	369,356
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	600,000	554,874

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – continued
Will-Kankakee, IL, Regional Development Authority Rev. (Flanders Corp.), 6.5%, 2011 (c)	$500,000	$508,085

		$6,385,751

Industrial Revenue - Paper – 2.7%
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	$400,000	$383,308
Brunswick & Glynn County, GA, Development Authority Rev. (Georgia-Pacific LLC), 5.55%, 2026	700,000	660,100
Courtland, AL, Industrial Development Board Rev. (International Paper Co.), “B”, 6.25%, 2025	1,000,000	1,006,500
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2026	1,270,000	1,148,296
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	370,000	310,904
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	550,000	548,598

		$4,057,706

Miscellaneous Revenue - Entertainment & Tourism – 1.1%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 5.6%, 2013 (n)	$435,000	$434,887
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	155,000	155,693
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	100,000	101,419
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	800,000	643,656
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	527,999	5
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	365,000	321,226

		$1,656,886

Miscellaneous Revenue - Other – 3.4%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	$395,000	$368,772
Capital Trust Agency, FL (Aero Syracuse LLC), 6.75%, 2032	500,000	431,420
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	135,000	143,991
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	875,000	924,385
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	590,000	510,728
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	1,065,000	1,127,292
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	50,000	50,593
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	1,205,000	1,260,828
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	300,000	263,862

		$5,081,871

Multi-Family Housing Revenue – 5.9%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$750,000	$720,030
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032 (q)	735,000	352,712
Charter Mac Equity Issuer Trust, FHLMC, 6.3%, 2019 (n)	1,000,000	1,047,880
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	1,000,000	978,870
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (b)	1,378,001	1,040,391
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “C”, 8%, 2032	350,000	352,170
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “D”, 10%, 2032	380,000	382,276

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
MuniMae TE Bond Subsidiary LLC, 9.56%, 2050 (z)	$2,000,000	$1,685,860
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	546,075	522,391
Texas Department of Housing & Community Affairs (Pebble Brook Apartments), FNMA, 5.5%, 2018	945,000	945,520
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	785,000	671,583

		$8,699,683

Parking – 0.3%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$370,000	$385,832

Port Revenue – 0.3%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	$125,000	$124,449
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	365,000	358,474

		$482,923

Sales & Excise Tax Revenue – 3.2%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$750,000	$465,848
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	795,000	792,019
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	385,000	381,812
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	1,385,000	1,651,848
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	845,000	868,297
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	45,000	44,796
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2032	585,000	501,883

		$4,706,503

Single Family Housing - Local – 1.8%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$625,312	$607,153
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	2,000,000	1,988,640

		$2,595,793

Single Family Housing - State – 2.6%
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	$1,400,000	$1,441,832
Iowa Finance Authority, Single Family Mortgage Rev., “E”, 5.4%, 2032	505,000	512,822
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	405,000	409,058
Oklahoma Housing Finance Agency Rev. (Homeownership Loan Program), “C”, GNMA, 5%, 2026	760,000	760,806
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	260,000	270,741
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	435,000	455,523

		$3,850,782

Solid Waste Revenue – 0.4%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$80,000	$80,130
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	500,000	501,105

		$581,235

State & Agency - Other – 0.1%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$97,901

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – 7.0%
California Public Works Board Lease Rev., Department of Mental Health (Coalinga), “A”, 5.5%, 2019	$1,000,000	$1,073,050
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	140,000	129,399
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	1,090,000	1,003,923
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	375,000	375,833
Louisiana Military Department Custody Receipts, 5%, 2024	1,500,000	1,556,655
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	1,025,000	1,040,037
New York Urban Development Corp. (University Facilities Grants), 5.875%, 2021	1,000,000	1,192,990
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	500,000	506,430
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	170,000	175,936
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026	1,645,000	2,194,463
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	155,000	204,595
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 2033	840,000	926,142

		$10,379,453

Tax - Other – 2.5%
Dallas County, TX, Flood Control District, 7.25%, 2032	$1,000,000	$1,023,950
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	460,000	443,721
New York Dormitory Authority, State Personal Income Tax Rev.,”C”, 5%, 2034	1,330,000	1,429,019
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	560,000	587,462
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	255,000	269,581

		$3,753,733

Tax Assessment – 9.0%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$175,000	$166,352
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	370,000	389,469
Celebration Community Development District, FL, “A”, 6.4%, 2034	905,000	909,272
Channing Park Community Development District, FL, 5.3%, 2038	450,000	359,046
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	450,000	451,917
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	196,870
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	395,000	334,881
Homestead, FL, Community Development District, Special Assessment, “A”, 6%, 2037	470,000	291,391
Homestead, FL, Community Development District, Special Assessment, “B”, 5.9%, 2013	190,000	112,951
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	750,000	751,785
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.9%, 2013 (c)	445,000	501,146
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	500,000	445,945
Northwest Metropolitan District No. 3, CO, 6.25%, 2035	500,000	399,295
Oakmont Grove Community Development District, FL, “A”, 5.4%, 2038 (d)	500,000	185,000
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	165,000	165,860
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.8%, 2026	290,000	282,170
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	1,948,000	1,708,805
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, AGM, 0%, 2019	1,910,000	1,324,165

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, AGM, 0%, 2022	$1,910,000	$1,079,723
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039 (d)	1,200,000	358,500
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	255,000	173,604
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	285,000	125,400
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	760,000	491,849
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	235,000	203,999
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	748,000	563,394
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	710,000	314,395
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (d)	1,210,000	459,800
Wyandotte County-Kansas City, KS, Unified Government Transportation Development District (Legends Village West Project), 4.875%, 2028	765,000	565,090

		$13,312,074

Tobacco – 8.5%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$2,635,000	$2,052,349
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	1,670,000	1,258,629
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	635,000	458,438
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)(f)	1,125,000	1,216,215
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A -1”, 5.75%, 2047	670,000	472,491
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	560,000	387,666
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,710,000	1,749,039
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	2,310,000	207,184
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	4,670,000	3,084,348
Rhode Island Tobacco Settlement Authority, 6%, 2023	1,495,000	1,508,021
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	250,000	251,693

		$12,646,073

Toll Roads – 3.2%
Bay Area Toll Authority, CA, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2034	$1,850,000	$1,924,444
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 2018	1,500,000	1,026,765
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	275,000	279,095
North Texas Tollway Authority Rev., 6%, 2038	970,000	1,029,597
Texas Private Activity Bond, Surface Transportation Corp., 7%, 2040	510,000	529,615

		$4,789,516

Universities - Colleges – 8.7%
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	$685,000	$709,194
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	1,650,000	1,771,671
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	102,350
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,500,000	1,731,435
Grand Valley, MI, State University Rev., 5.5%, 2027	175,000	188,305

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Grand Valley, MI, State University Rev., 5.625%, 2029	$85,000	$91,253
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	330,000	317,147
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	135,000	97,247
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	590,000	614,987
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	195,000	203,814
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 2037	710,000	722,801
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	315,000	355,317
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	920,000	980,729
Ohio Higher Education Facilities Rev. (Ashland University Project), 6.25%, 2024	835,000	853,395
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	415,000	430,463
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 2029	2,370,000	2,456,363
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	370,000	408,898
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	275,000	296,351
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	100,000	107,831
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	355,000	359,185

		$12,798,736

Universities - Dormitories – 1.7%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 2041	$250,000	$256,670
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	1,015,000	871,266
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	610,000	621,395
Mississippi State University, Educational Building Corp., 5%, 2036	560,000	579,886
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	100,000	100,333
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	145,000	142,760

		$2,572,310

Universities - Secondary Schools – 0.9%
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	$320,000	$305,952
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	200,000	194,748
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	250,000	256,428
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	695,000	539,195

		$1,296,323

Utilities - Cogeneration – 0.8%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	$645,000	$645,664
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	526,719

		$1,172,383

Utilities - Investor Owned – 7.3%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	$645,000	$231,652

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	$2,575,000	$2,581,721
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	310,000	338,198
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	950,000	1,009,622
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “D”, 6%, 2029 (b)	1,005,000	1,104,766
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	105,000	114,618
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	2,000,000	2,000,000
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	256,965
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 2020	665,000	741,568
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	260,000	270,301
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	765,000	830,239
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,295,000	1,313,765

		$10,793,415

Utilities - Other – 2.7%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$155,000	$178,301
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	650,000	708,864
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	430,000	414,352
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 2019	425,000	431,116
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	35,000	37,377
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	2,185,000	2,176,588
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	75,000	73,753

		$4,020,351

Water & Sewer Utility Revenue – 8.7%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$465,000	$547,896
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	755,000	787,450
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	160,000	161,586
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	645,000	760,126
East Bay, CA, Municipal Utility District, Water System Rev.,”A”, 5%, 2028	2,000,000	2,232,000
Guam Government Waterworks Authority, Water & Wastewater Rev., 5.875%, 2035	1,125,000	1,086,469
Houston, TX, Utility System Rev., “D”, 5%, 2036	550,000	577,297
King County, WA, Sewer Rev., 5%, 2040	1,765,000	1,849,508
Massachusetts Water Resources Authority, “B”, 5%, 2041	350,000	375,120
New Hampshire Industrial Development Authority Rev. (Pennichuck Water Works, Inc.), ETM, 7.5%, 2018 (c)	220,000	248,160
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2024	265,000	306,685
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2041	865,000	923,535
New York Environmental Facilities, “C”, 5%, 2041	1,195,000	1,283,203
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev. “DD”, 4.75%, 2035	1,010,000	1,031,927
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	800,000	715,800

		$12,886,762

Total Municipal Bonds		$234,883,805

Money Market Funds (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value	934	$934

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Total Investments	$234,884,739

Other Assets, Less Liabilities – 7.2%	10,613,121

Preferred shares (Issued by the Fund) – (65.9)%	(97,500,000)

Net assets applicable to common shares – 100.0%	$147,997,860

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,429,416 representing 1.6% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 9.56%, 2050	5/30/00	$2,000,000	$1,685,860
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	550,815	522,391

Total Restricted Securities			$2,208,251
% of Net assets applicable to common shares			1.5%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS High Income Municipal Trust

Supplemental Information (Unaudited) 8/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of August 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$234,883,805	$—	$234,883,805
Mutual Funds	934	—	—	934

Total Investments	$934	$234,883,805	$—	$234,884,739

Other Financial Instruments
Futures	$61,745	$—	$—	$61,745

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$235,982,319

Gross unrealized appreciation	$11,811,059
Gross unrealized depreciation	(12,908,639)

Net unrealized appreciation (depreciation)	$(1,097,580)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS High Income Municipal Trust

Supplemental Information (Unaudited) 8/31/11 - continued

(3) Derivative Contracts at 8/31/11

Futures Contracts Outstanding at 8/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	221	$28,515,906	December-2011	$2,679
U.S. Treasury Bond 30 yr (Short)	USD	66	8,978,063	December-2011	59,066

					$61,745

At August 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,267,649	7,779,108	(16,045,823)	934

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$934	$934

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH INCOME MUNICIPAL TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: October 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: October 17, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2011

*	Print name and title of each signing officer under his or her signature.